As filed with the Securities and Exchange Commission on November 17, 2006

File Nos. 811-06087

333-135939

SECURITIES AND EXCHANGE COMMISSION

WASHINGTON D.C. 20549

FORM N-1A

REGISTRATION STATEMENT

UNDER

THE SECURITIES ACT OF 1933

POST-EFFECTIVE AMENDMENT NO. 45

AND

REGISTRATION STATEMENT

UNDER

THE INVESTMENT COMPANY ACT OF 1940

AMENDMENT NO. 46

Legg Mason Partners Series Funds, Inc.

(Exact name of registrant as specified in charter)

125 Broad Street, New York, New York 10004

(Address of principal executive offices)

Registrant’s Telephone Number, Including Area Code: (800) 725-6666

Robert I. Frenkel, Esq.

300 First Stamford Place

Stamford, Connecticut 06902

(Name and address of agent for service)

Copy to:

Sarah E. Cogan, Esq.

Simpson Thacher & Bartlett LLP

425 Lexington Avenue

New York, New York 10017-3909

APPROXIMATE DATE OF PROPOSED PUBLIC OFFERING: As soon as practicable after the effective date of this Post-Effective Amendment. It is proposed that this filing will become effective (check appropriate box):

☐	immediately upon filing pursuant to paragraph (b)
☒	on November 30, 2006 pursuant to paragraph (b)
☐	60 days after filing pursuant to paragraph (a)(1)
☐	on (date) pursuant to paragraph (a)(1)
☐	75 days after filing pursuant to paragraph (a)(2)
☐	on (date) pursuant to paragraph (a)(2) of Rule 485.

If appropriate, check the following box:

☒	this post-effective amendment designates a new effective date for a previously filed post-effective amendment.

EXPLANATORY NOTE

The prospectuses and statement of additional information for the Class A, B, C and I Shares of the Legg Mason Partners Global High Yield Fund, the Class A, B, C and I Shares of the Legg Mason Partners Short/Intermediate U.S. Government Fund and the Class A, B, C, FI, R and I Shares of the Legg Mason Partners Small Cap Growth Fund I are incorporated by reference to the Registrant’s filing of Post-Effective Amendment No. 43 to its Registration Statement on Form N-1A on September 8, 2006. The prospectus for the Class A, B, C, FI, R, 1 and I Shares of the Legg Mason Partners Small Cap Growth Fund I and the statement of additional information for all share classes of the Legg Mason Partners Global High Yield Fund, the Legg Mason Partners Short/Intermediate U.S. Government Fund and the Legg Mason Partners Small Cap Growth Fund I are incorporated by reference to the Registrant’s filing of Post-Effective Amendment No. 44 to its Registration Statement on Form N-1A on September 18, 2006.

PART C. OTHER INFORMATION

ITEM 23. EXHIBITS

Exhibit		Description
a(1)	—	Articles of Incorporation of Registrant (filed as Exhibit 1 to the Registration Statement on Form N-1A (File Nos. 33-34423 and 811-06087) and incorporated herein by reference).

a(2)	—	Articles Supplementary (filed as Exhibit 1(b) to Post-Effective Amendment No. 6 to the Registration Statement on Form N-1A and incorporated herein by reference).

a(3)	—	Articles Supplementary (filed as Exhibit 1(c) to Post-Effective Amendment No. 6 to the Registration Statement on Form N-1A and incorporated herein by reference).

a(4)	—	Form of Registrant’s Articles of Amendment (filed as Exhibit 1(d) to Post-Effective Amendment No. 12 to the Registration Statement on Form N-1A and incorporated herein by reference).

a(5)	—	Form of Articles Supplementary (filed as Exhibit 1(e) to Post-Effective Amendment No. 12 to the Registration Statement on Form N-1A and incorporated herein by reference).

a(6)	—	Form of Articles Supplementary (filed as Exhibit 1(f) to Post-Effective Amendment No. 15 to the Registration Statement on Form N-1A and incorporated herein by reference).

a(7)	—	Form of Articles Supplementary (filed as Exhibit 1(g) to Post-Effective Amendment No. 17 to the Registration Statement on Form N-1A and incorporated by reference herein).

a(8)	—	Form of Articles of Amendment (filed as Exhibit 1(h) to Post-Effective Amendment No. 19 to the Registration Statement on Form N-1A and incorporated herein by reference).

a(9)	—	Form of Articles Supplementary (filed as Exhibit 1(i) to Post-Effective Amendment No. 19 to the Registration Statement on Form N-1A and incorporated herein by reference).

a(10)	—	Form of Articles Supplementary (filed as Exhibit 1(j) to Post-Effective Amendment No. 25 to the Registration Statement on Form N-1A and incorporated herein by reference).

a(11)	—	Articles Supplementary (filed as Exhibit a(11) to Post-Effective Amendment No. 34 to the Registration Statement on Form N-1A and incorporated herein by reference).

a(12)	—	Form of Articles Supplementary (filed as Exhibit a(12) to Post-Effective Amendment No. 35 to the Registration Statement on Form N-1A and incorporated herein by reference).

a(13)	—	Articles of Amendment (filed as Exhibit a(13) to Post-Effective Amendment No. 39 to the Registration Statement on Form N-1A and incorporated herein by reference).

a(14)	—	Articles Supplementary (filed as Exhibit a(14) to Post-Effective Amendment No. 39 to the Registration Statement on Form N-1A and incorporated herein by reference).

a(15)	—	Articles Supplementary (filed as Exhibit a(15) to Post-Effective Amendment No. 39 to the Registration Statement on Form N-1A and incorporated herein by reference).

b	—	Registrant’s By-Laws (filed as Exhibit b to Post-Effective Amendment No. 35 to the Registration Statement on Form N-1A and incorporated herein by reference).

Exhibit		Description
c	—	None.

d(1)	—	Management Agreement between Registrant and Salomon Brothers Asset Management Inc, dated December 1, 2005 (filed as Exhibit d(1) to Post-Effective Amendment No. 42 to the Registration Statement on Form N-1A and incorporated herein by reference) with respect to Balanced Fund.

d(2)	—	Management Agreement between Registrant and Salomon Brothers Asset Management Inc, dated December 1, 2005 (filed as Exhibit d(2) to Post-Effective Amendment No. 42 to the Registration Statement on Form N-1A and incorporated herein by reference) with respect to Cash Management Fund.

d(3)	—	Management Agreement between Registrant and Salomon Brothers Asset Management Inc, dated December 1, 2005 (filed as Exhibit d(3) to Post-Effective Amendment No. 42 to the Registration Statement on Form N-1A and incorporated herein by reference) with respect to High Yield Bond Fund.

d(4)	—	Management Agreement between Registrant and Salomon Brothers Asset Management Inc, dated December 1, 2005 (filed as Exhibit d(4) to Post-Effective Amendment No. 42 to the Registration Statement on Form N-1A and incorporated herein by reference) with respect to Institutional Money Market Fund.

d(5)	—	Management Agreement between Registrant and Salomon Brothers Asset Management Inc, dated December 1, 2005 (filed as Exhibit d(5) to Post-Effective Amendment No. 42 to the Registration Statement on Form N-1A and incorporated herein by reference) with respect to New York Municipal Money Market Fund.

d(6)	—	Management Agreement between Registrant and Salomon Brothers Asset Management Inc, dated December 1, 2005 (filed as Exhibit d(6) to Post-Effective Amendment No. 42 to the Registration Statement on Form N-1A and incorporated herein by reference) with respect to Short/Intermediate U.S. Government Fund.

d(7)	—	Management Agreement between Registrant and Salomon Brothers Asset Management Inc, dated December 1, 2005 (filed as Exhibit d(7) to Post-Effective Amendment No. 42 to the Registration Statement on Form N-1A and incorporated herein by reference) with respect to Small Cap Growth Fund.

d(8)	—	Management Agreement between Registrant and Salomon Brothers Asset Management Inc, dated December 1, 2005 (filed as Exhibit d(8) to Post-Effective Amendment No. 42 to the Registration Statement on Form N-1A and incorporated herein by reference) with respect to Strategic Bond Fund.

d(9)	—	Subadvisory Consulting Agreement between Salomon Brothers Asset Management Inc and Citigroup Asset Management Inc, dated December 1, 2005 (filed as Exhibit d(9) to Post-Effective Amendment No. 42 to the Registration Statement on Form N-1A and incorporated herein by reference) with respect to Strategic Bond Fund.

d(10)	—	Management Agreement between Registrant and Legg Mason Partners Advisor, LLC, dated August 1, 2006 (filed as Exhibit d(10) to Post-Effective Amendment No. 43 to the Registration Statement on Form N-1A and incorporated herein by reference) with respect to High Yield Bond Fund.

d(11)	—	Management Agreement between Registrant and Legg Mason Partners Advisor, LLC, dated August 1, 2006 (filed as Exhibit d(11) to Post-Effective Amendment No. 43 to the Registration Statement on Form N-1A and incorporated herein by reference) with respect to Short/Intermediate U.S. Government Fund.

Exhibit		Description
d(12)	—	Management Agreement between Registrant and Legg Mason Partners Advisor, LLC, dated August 1, 2006 (filed as Exhibit d(12) to Post-Effective Amendment No. 43 to the Registration Statement on Form N-1A and incorporated herein by reference) with respect to Small Cap Growth Fund.

d(13)	—	Sub-Advisory Agreement between Registrant and ClearBridge Advisors, LLC, dated June August 1, 2006 (filed as Exhibit d(13) to Post-Effective Amendment No. 43 to the Registration Statement on Form N-1A and incorporated herein by reference) with respect to Small Cap Growth Fund.

d(14)	—	Sub-Advisory Agreement between Registrant and Western Asset Management Company, dated August 1, 2006 (filed as Exhibit d(14) to Post-Effective Amendment No. 43 to the Registration Statement on Form N-1A and incorporated herein by reference) with respect to High Yield Bond Fund.

d(15)	—	Sub-Advisory Agreement between Registrant and Western Asset Management Company, dated August 1, 2006 (filed as Exhibit d(15) to Post-Effective Amendment No. 43 to the Registration Statement on Form N-1A and incorporated herein by reference) with respect to Short/Intermediate U.S. Government Fund.

e(1)	—	Form of Distribution Agreement between Registrant and Citigroup Global Markets Inc. (formerly Salomon Smith Barney Inc.), as distributor (filed as Exhibit e to Post-Effective Amendment No. 34 to the Registration Statement on Form N-1A and incorporated herein by reference).

e(2)	—	Amendment to Distribution Agreement between Registrant and Citigroup Global Markets Inc., as amended on December 1, 2005 (filed as Exhibit e(2) to Post-Effective Amendment No. 42 to the Registration Statement on Form N-1A and incorporated herein by reference).

e(4)	—	Distribution Agreement between Registrant and Legg Mason Investor Services, LLC, dated December 1, 2005 (filed as Exhibit e(3) to Post-Effective Amendment No. 42 to the Registration Statement on Form N-1A and incorporated herein by reference).

e(5)		Form of Distribution Agreement between Registrant and PFS Investments Inc., with respect to Small Cap Growth Fund (to be filed by amendment).

f(1)	—	Emeritus Retirement Plan (to be filed by amendment).

f(2)	—	Amended and Restated Emeritus Retirement Plan—Salomon Brothers Combined Board (to be filed by amendment).
g	—

Custodian Services Agreement with State Street Bank & Trust Company dated January 1, 2006 (filed as Exhibit g to Post-Effective Amendment No. 42 to the Registration Statement on Form N-1A and incorporated herein by reference).

h(1)	—	Transfer Agency and Services Agreement with PFPC Inc. dated January 1, 2006 (filed as Exhibit h(1) to Post-Effective Amendment No. 42 to the Registration Statement on Form N-1A and incorporated herein by reference).

h(2)	—	License Agreement between Registrant and Citigroup Inc., dated December 1, 2005 (filed as Exhibit h(2) to Post-Effective Amendment No. 42 to the Registration Statement on Form N-1A and incorporated herein by reference).

i(1)	—	Opinion and Consent of Counsel of Piper & Marbury, LLP as to the Legality of Securities Being Registered (filed as Exhibit 10 to Post-Effective Amendment No. 25 to the Registration Statement on Form N-1A and incorporated herein by reference).

i(2)	—	Opinion of Piper Rudnick LLP (filed as Exhibit i(1) to Post- Effective Amendment No. 35 to the Registration Statement on Form N-1A and incorporated herein by reference).

i(3)	—	Opinion of Venable LLP as to the legality of the Class FI and R shares being registered with respect to Small Cap Growth Fund (to be filed by amendment).

j(1)	—	Consent of independent registered public accounting firm (to be filed by amendment).

Exhibit		Description
k	—	None.
l(1)	—	Share Purchase Agreement (filed as Exhibit 13 to Post-Effective Amendment No. 5 to the Registration Statement on Form N-1A (File Nos. 33-34423 and 811-06087) and incorporated herein by reference).

l(2)	—	Form of Share Purchase Agreement relating to National Intermediate Municipal Fund, U.S. Government Income Fund, High Yield Bond Fund and the Strategic Bond Fund (filed as Exhibit 13(b) to Post-Effective Amendment No. 12 to the Registration Statement on Form N-1A and incorporated herein by reference).

l(3)	—	Form of Share Purchase Agreement relating to New York Municipal Money Market Fund (filed as Exhibit 13(e) to Post-Effective Amendment No. 19 to the Registration Statement on Form N-1A and incorporated herein by reference).

l(4)	—	Form of Share Purchase Agreement relating to Small Cap Growth Fund (filed as Exhibit 13(f) to Post-Effective Amendment No. 25 to the Registration Statement on Form N-1A and incorporated herein by reference).

m	—	Form of Amended Services and Distribution Plan (to be filed by amendment).

n	—	Form of Amended Rule 18f-3 Multiclass Plan of the Registrant (to be filed by amendment)
p(1)	—	Code of Ethics of Citigroup Asset Management—North America and Certain Registered Investment Companies (filed as Exhibit p(1) to Post-Effective Amendment No. 42 to the Registration Statement on Form N-1A and incorporated herein by reference).

p(2)	—	Code of Ethics of Legg Mason Investor Services, LLC (filed as Exhibit p(2) to Post-Effective Amendment No. 42 to the Registration Statement on Form N-1A and incorporated herein by reference).

p(3)	—	Code of Ethics of Western Asset Management Company (filed as Exhibit p(3) to Post-Effective Amendment No. 42 to the Registration Statement on Form N-1A and incorporated herein by reference).

q	—	Powers of Attorney for Carol L. Colman, Daniel P. Cronin, Leslie H. Gelb, R. Jay Gerken, William R. Hutchinson, Dr. Riordan Roett and Jeswald W. Salacuse (previously filed).

ITEM 24. PERSONS CONTROLLED BY OR UNDER COMMON CONTROL WITH REGISTRANT

None.

ITEM 25. INDEMNIFICATION

Reference is made to Article VIII of Registrant’s Articles of Incorporation, Article V of Registrant’s By-Laws, paragraph 4 of the Distribution Agreement between the Registrant and Citigroup Global Markets Inc.

(formerly Salomon Smith Barney Inc.) (“CGM”) (the “CGMI Distribution Agreement”), paragraph 7 of the Amendment to the CGMI Distribution Agreement dated December 1, 2005 and paragraph 10 of the Distribution Agreement between Registrant and Legg Mason Investor Services, LLC (“LMIS”) (the “LMIS Distribution Agreement).

Insofar as indemnification for liabilities arising under the Securities Act of 1933, as amended (the ‘Securities Act’) may be permitted to directors, officers and controlling persons of the Registrant pursuant to the foregoing provisions, or otherwise, the Registrant understands that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Securities Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by a director, officer or controlling person of the Registrant in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Securities Act and will be governed by the final adjudication of such issue.

The Registrant is named on a Mutual Fund Professional Liability Insurance Policy which covers all present and future directors and officers of Registrant against loss arising from any civil claim or claims by reason of any actual or alleged error, misstatement, misleading statement, negligent act or omission, or neglect or breach of duty committed while acting as directors or officers of the Registrant.

ITEM 26. BUSINESS AND OTHER CONNECTIONS OF INVESTMENT ADVISER

Investment Adviser — Legg Mason Partners Advisor, LLC (“LMPFA”)

LMPFA was formed under the laws of the State of Delaware as a limited liability company. LMPFA is a wholly-owned subsidiary of Legg Mason, Inc. (“Legg Mason”).

LMPFA is registered as an investment adviser under the Investment Advisers Act of 1940, as amended. The list required by this item 26 of officers and directors of LMPFA together with information as to any other business, profession, vocation or employment of a substantial nature engaged in by such officers and directors during the past two years, is incorporated herein by reference to Schedules A and D of Form ADV filed by LMPFA pursuant to the Investment Advisers Act of 1940, as amended (SEC File No. 801-66785).

Subadviser — Western Asset Management Company (“Western Asset”)

Western Asset was organized under the laws of the State of California as a company. Western Asset is a wholly-owned subsidiary of Legg Mason, Inc. (“Legg Mason”).

Western Asset is registered as an investment sub-adviser under the Investment Advisers Act of 1940, as amended (the “Advisers Act”). The list required by this Item 26 of officers and directors of Western Asset together with information as to any other business, profession, vocation or employment of a substantial nature engaged in by such officers and directors during the past two years, is incorporated by reference to Schedules A and D of FORM ADV filed by Western Asset pursuant to the Advisers Act (SEC File No. 801-8162).

Subadviser — ClearBridge Advisors, LLC (“ClearBridge”)

ClearBridge was formed under the laws of the State of Delaware as a limited liability company. ClearBridge is a wholly-owned subsidiary of Legg Mason.

ClearBridge is registered as an investment adviser under the Investment Advisers Act of 1940, as amended. The list required by this item 26 of officers and directors of ClearBridge together with information as to any other business, profession, vocation or employment of a substantial nature engaged in by such officers and directors during the past two years, is incorporated herein by reference to Schedules A and D of Form ADV filed by ClearBridge pursuant to the Investment Advisers Act of 1940, as amended (SEC File No. 801-64710).

ITEM 27. PRINCIPAL UNDERWRITERS

(a) CGM, a distributor of the Registrant, is the distributor for each series of the registrants listed: Legg Mason Partners Trust II, CitiFunds Trust I, Salomon Funds Trust, Variable Annuity Portfolios, CitiFunds Premium Trust, CitiFunds Institutional Trust, CitiFunds Trust III, Legg Mason Partners Lifestyle Series, Inc., Smith Barney Multiple Discipline Trust, Legg Mason Partners Investment Series, Consulting Group Capital Markets Funds, High Income Opportunity Fund Inc., Intermediate Muni Fund, Inc., Legg Mason Partners Small Cap Core Fund, Inc., Legg Mason Partners Investment Trust, Real Estate Income Fund Inc., Managed High Income Portfolio Inc., Managed Municipals Portfolio Inc., Municipal High Income Fund Inc., Citigroup Investments Corporate Loan Fund Inc., Zenix Income Fund Inc., Salomon Brothers Capital Fund Inc., Salomon Brothers Investors Value Fund Inc., Salomon Brothers Fund Inc., Salomon Brothers Institutional Series Fund Inc., Salomon Brothers Series Funds Inc., Salomon Brothers Variable Series Funds Inc., Salomon Brothers Opportunity Fund Inc., Salomon Brothers 2008 Worldwide Government Term Trust, Salomon Brothers High Income Fund Inc., Salomon Brothers High Income Fund II Inc., Salomon Brothers Emerging Markets Income Fund Inc., Salomon Brothers Emerging Markets Income Fund II Inc., Salomon Brothers Emerging Markets Floating Rate Fund Inc., Salomon Brothers Global High Income Fund Inc., Salomon Brothers Emerging Markets Debt Fund Inc., Salomon Brothers Capital and Income Fund Inc.,

Salomon Brothers Inflation Management Fund Inc., Salomon Brothers Variable Rate Strategic Fund Inc., Salomon Brothers Global Partners Income Fund Inc., Salomon Brothers Municipal Partners Fund Inc., Salomon Brothers Municipal Partners Fund II Inc., Greenwich Street Series Fund, Legg Mason Partners Adjustable Rate Income Fund, Legg Mason Partners Aggressive Growth Fund, Inc., Legg Mason Partners Appreciation Fund, Inc., Legg Mason Partners Arizona Municipals Fund, Inc., Legg Mason Partners California Municipals Fund, Inc., Legg Mason Partners Equity Funds, Legg Mason Partners Fundamental Value Fund, Inc., Legg Mason Partners Funds, Inc., Legg Mason Partners Income Funds, Smith Barney Institutional Cash Management Fund, Inc., Legg Mason Partners Investment Funds, Inc., Legg Mason Partners Core Plus Bond Fund, Inc., Legg Mason Partners Managed Municipals Fund, Inc., Legg Mason Partners Massachusetts Municipals Fund, Smith Barney Money Funds, Inc., Legg Mason Partners Municipal Funds, Smith Barney Municipal Money Market Fund, Inc., Legg Mason Partners New Jersey Municipals Fund, Inc., Legg Mason Partners Sector Series, Inc., Legg Mason Partners Oregon Municipals Fund, Legg Mason Partners World Funds, Inc., Travelers Series Fund Inc., and various series of unit investment trusts.

LMIS, a distributor of the Registrant is also a distributor of the following funds: Legg Mason Partners Trust II, CitiFunds Trust I, Salomon Funds Trust, Variable Annuity Portfolios, CitiFunds Premium Trust, CitiFunds Institutional Trust, CitiFunds Trust III, Legg Mason Partners Lifestyle Series, Inc., Smith Barney Multiple Discipline Trust, Legg Mason Partners Investment Series, Consulting Group Capital Markets Funds, High Income Opportunity Fund Inc., Intermediate Muni Fund, Inc., Legg Mason Partners Small Cap Core Fund, Inc., Legg Mason Partners Investment Trust, Real Estate Income Fund Inc., Managed High Income Portfolio Inc., Managed Municipals Portfolio Inc., Municipal High Income Fund Inc., Citigroup Investments Corporate Loan Fund Inc., Zenix Income Fund Inc., Salomon Brothers Capital Fund Inc., Salomon Brothers Investors Value Fund Inc., Salomon Brothers Fund Inc., Salomon Brothers Institutional Series Fund Inc., Salomon Brothers Series Funds Inc., Salomon Brothers Variable Series Funds Inc., Salomon Brothers Opportunity Fund Inc., Salomon Brothers 2008 Worldwide Government Term Trust, Salomon Brothers High Income Fund Inc., Salomon Brothers High Income Fund II Inc., Salomon Brothers Emerging Markets Income Fund Inc., Salomon Brothers Emerging Markets Income Fund II Inc., Salomon Brothers Emerging Markets Floating Rate Fund Inc., Salomon Brothers Global High Income Fund Inc., Salomon Brothers Emerging Markets Debt Fund Inc., Salomon Brothers Capital and Income Fund Inc., Salomon Brothers Inflation Management Fund Inc., Salomon Brothers Variable Rate Strategic Fund Inc., Salomon Brothers Global Partners Income Fund Inc., Salomon Brothers Municipal Partners Fund Inc., Salomon Brothers Municipal Partners Fund II Inc., Greenwich Street Series Fund, Legg Mason Partners Adjustable Rate Income Fund, Legg Mason Partners Aggressive Growth Fund, Inc., Legg Mason Partners Appreciation Fund, Inc., Legg Mason Partners California Municipals Fund, Inc., Legg Mason Partners Equity Funds, Legg Mason Partners Fundamental Value Fund, Inc., Legg Mason Partners Funds, Inc., Legg Mason Partners Income Funds, Smith Barney Institutional Cash Management Fund, Inc., Legg Mason Partners Investment Funds, Inc., Legg Mason Partners Core Plus Bond Fund, Inc., Legg Mason Partners Managed Municipals Fund, Inc., Legg Mason Partners Massachusetts Municipal Fund, Smith Barney Money Funds, Inc., Legg Mason Partners Municipal Funds, Smith Barney Municipal Money Market Fund, Inc., Legg Mason Partners New Jersey Municipals Fund, Inc., Legg Mason Partners Oregon Municipals Fund, Legg Mason Partners World Funds, Inc., Legg Mason Partners Sector Series, Inc., Travelers Series Fund Inc., Legg Mason Cash Reserve Trust, Inc., Legg Mason Charles Street Trust, Inc., Legg Mason Global Trust, Inc., Legg Mason Growth Trust, Inc., Legg Mason Income Trust, Inc., Legg Mason Investment Trust, Inc., Legg Mason Investors Trust, Inc., Legg Mason Light Street Trust, Inc., Legg Mason Special Investment Trust, Inc., Legg Mason Tax Exempt Trust, Inc., Legg Mason Tax-Free Income Fund, Legg Mason Value Trust, Inc., Western Asset Funds, Inc.

PFS Investments Inc. (“PFS”), a distributor of the Registrant, is also the distributor for certain series of the registrants listed: Smith Barney Trust II, Smith Barney Allocation Series Inc., Smith Barney Investment Series, Smith Barney Investment Trust, Smith Barney Aggressive Growth Fund Inc., Smith Barney Appreciation Fund Inc., Smith Barney California Municipals Fund Inc., Smith Barney Equity Funds, Smith Barney Fundamental Value Fund Inc., Smith Barney Funds, Inc., Smith Barney Income Funds, Smith Barney Investment Funds Inc., Smith Barney Managed Municipals Fund Inc., Smith Barney Money Funds Inc. and Smith Barney Sector Series Inc.

LMIS is the placement agent for Institutional Enhanced Portfolio, Prime Cash Reserves Portfolio, U.S. Treasury Reserves Portfolio, Tax Free Reserves Portfolio and Liquid Reserves Portfolio.

(b) The information required by this Item 27 with respect to each director, officer and partner of CGM is incorporated by reference to Schedule A of Form BD filed by CGM pursuant to the Securities Exchange Act of 1934 (SEC File No. 8-8177).

The table below sets forth the information required by Item 27(b) with respect to each officer, director and partner of LMIS.

Name and Principal Business Address*	Position and Offices with Underwriter	Positions and Offices with Fund
Timothy C. Scheve	Managing Director	None

Mark R. Fetting	Managing Director	None

D. Stuart Bowers	Vice President	None

W. Talbot Daley	Vice President	None

Thomas J. Hirschmann	Vice President	None

Joseph M. Furey	General Counsel and Chief Compliance Officer	None

Ronald Holinsky	Counsel	None

Robert E. Patterson	Counsel	None

Theresa M. Silberzahn	Chief Financial Officer	None

Elisabeth F. Craig	AML Compliance Officer and Director of Continuing Education	None

*	All addresses are 100 Light Street, Baltimore, Maryland 21202.

(c) Not applicable.

ITEM 28. LOCATION OF ACCOUNTS AND RECORDS

With respect to the Registrant’s Investment Manager:

(1)	c/o Legg Mason Partners Fund Advisor, LLC
399 Park Avenue
New York, NY 10022

With respect to the Registrant’s Subadvisor:

(2)	c/o ClearBridge Advisors, LLC
399 Park Avenue
New York, NY 10022

With respect to the Registrant’s Custodian:

(3)	State Street Bank & Trust Company
One Lincoln Street
Boston, MA 02111

With respect to the Registrant’s Transfer Agent:

(4)	PFPC Inc.
P.O. Box 9699
Providence, Rhode Island 02940-9699

With respect to the Registrant’s Distributors:

(5)	Citigroup Global Markets Inc.
388 Greenwich Street
New York, New York 10013

(6)	PFS Investments, Inc.
3120 Breckinridge Blvd
Duluth, GA 30099-0062

(7)	Legg Mason Investor Services, LLC
100 Light Street
Baltimore, MD 21202

ITEM 29. MANAGEMENT SERVICES

Not applicable.

ITEM 30. UNDERTAKINGS

Not applicable.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933, as amended, and the Investment Company Act of 1940, as amended, the Registrant certifies that it meets all of the requirements for effectiveness of this Registration Statement under Rule 485(b) under the Securities Act and has duly caused this Post-Effective Amendment to its Registration Statement to be signed on its behalf by the undersigned, and where applicable, the true and lawful attorney-in fact, thereto duly authorized, in the City of New York and State of New York, on the 17th day of November, 2006.

SALOMON BROTHERS SERIES FUNDS INC

By:	/s/ R. Jay Gerken
R. JAY GERKEN
CHAIRMAN, CHIEF EXECUTIVE OFFICER AND PRESIDENT

Pursuant to the requirements of the Securities Act of 1933, as amended, this Post-Effective Amendment to the Registration Statement has been signed below by the following persons in the capacities indicated below on November 17, 2006.

Signature	Title

/s/ R. Jay Gerken (R. JAY GERKEN)	Chairman, Chief Executive Officer, President and Director (Principal Executive Officer)

/s/ Frances M. Guggino (FRANCES M. GUGGINO)	Treasurer and Chief Financial Officer (Principal Financial and Accounting Officer)

/s/ Carol L. Colman* (CAROL L. COLMAN)	Director

/s/ Daniel P. Cronin* (DANIEL P. CRONIN)	Director

/s/ Leslie H. Gelb* (LESLIE H. GELB)	Director

/s/ William R. Hutchinson* (WILLIAM R. HUTCHINSON)	Director

/s/ Dr. Riordan Roett* (DR. RIORDAN ROETT)	Director

/s/ Jeswald W. Salacuse* (JESWALD W. SALACUSE)	Director

*By:	/s/ R. Jay Gerken
(R. JAY GERKEN,
AS ATTORNEY-IN-FACT)